UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
30 November 2021
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class I
Nuveen Georgia Municipal Bond Fund	FGATX	FGCCX	FGACX	FGARX
Nuveen Louisiana Municipal Bond Fund	FTLAX	FAFLX	FTLCX	FTLRX
Nuveen North Carolina Municipal Bond Fund	FLNCX	FDCCX	FCNCX	FCNRX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
Semiannual Report

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Must be preceded by or accompanied by a prospectus.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
In 2021, we have seen a nearly full recovery in the economy and began to approach more normalcy in our daily lives, enabled by unprecedented help from governments and central banks and the development of effective COVID-19 vaccines and therapies.
As crisis-related monetary and fiscal supports are phasing out, global economic growth is expected to moderate from post-pandemic peak growth toward a more sustainable pace of expansion. In the U.S., the Federal Reserve has begun winding down its pandemic bond buying program and has signaled higher short-term interest rates in 2022 to help keep inflation in check. On the fiscal side, government spending will be lower from here, but the U.S. will begin funding projects with the $1.2 trillion Infrastructure Investment and Jobs Act enacted on November 15, 2021, and Europe, Japan and China are also expected to roll out fiscal support in 2022.
Inflation levels, the timing of monetary policy normalization and the global economy’s response to tighter financial conditions will be a key focus in the markets. We anticipate periodic volatility as markets digest incoming data on these impacts, as well as COVID-19 headlines, as there is still uncertainty about the course of the pandemic. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
To learn more about how your portfolio can take advantage of new opportunities arising from the normalizing global economy, we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
January 21, 2022

Important Notices
For Shareholders of
Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds' use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds' exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Georgia Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	3/27/86	0.43%	1.74%	3.55%	3.58%	0.82%
Class A Shares at maximum Offering Price	3/27/86	(2.52)%	2.66%	3.13%	5.11%	-
S&P Municipal Bond Index	-	0.67%	2.22%	4.21%	3.97%	-
S&P Municipal Bond Georgia Index[1]	-	0.69%	1.67%	3.77%	3.50%	-
Lipper Other States Municipal Debt Funds Classification Average	-	0.50%	1.84%	3.39%	3.19%	-
Class I Shares	2/14/97	0.63%	2.06%	3.78%	3.79%	0.62%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.12%	1.02%	2.75%	2.54%	1.62%
*     Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1    For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	2.44%

Nuveen Louisiana Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	9/12/89	1.56%	4.94%	4.57%	4.22%	0.80%
Class A Shares at maximum Offering Price	9/12/89	0.53%	3.67%	3.77%	5.29%	-
S&P Municipal Bond Index	-	0.67%	2.22%	4.21%	3.97%	-
S&P Municipal Bond Louisiana Index[1]	-	0.72%	2.52%	4.20%	4.09%	-
Lipper Other States Municipal Debt Funds Classification Average	-	0.50%	1.84%	3.39%	3.19%	-
Class I Shares	2/25/97	1.66%	5.05%	4.76%	4.42%	0.60%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	1.15%	4.01%	3.74%	3.52%	1.60%
*     Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1    For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen North Carolina Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	3/27/86	0.36%	1.81%	3.78%	3.65%	0.77%
Class A Shares at maximum Offering Price	3/27/86	(2.49)%	2.89%	3.21%	5.00%	-
S&P Municipal Bond Index	-	0.67%	2.22%	4.21%	3.97%	-
S&P Municipal Bond North Carolina Index[1]	-	0.50%	1.31%	3.57%	3.33%	-
Lipper Other States Municipal Debt Funds Classification Average	-	0.50%	1.84%	3.39%	3.19%	-
Class I Shares	2/05/97	0.46%	2.02%	3.98%	3.86%	0.57%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	(0.04)%	1.01%	2.95%	2.73%	1.57%
*     Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1    For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	1.14%

Yields    as of November 30, 2021
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Georgia Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.85%	1.13%	2.15%
SEC 30-Day Yield[2]	0.57%	(0.19)%	0.79%
Taxable-Equivalent Yield(46.6%)[3,4]	1.07%	N/A	1.48%
Nuveen Louisiana Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.92%	1.19%	2.20%
SEC 30-Day Yield	0.95%	0.20%	1.19%
Taxable-Equivalent Yield(44.4%)[3]	1.70%	0.36%	2.13%
Nuveen North Carolina Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.47%	0.74%	1.74%
SEC 30-Day Yield[2]	0.54%	(0.23)%	0.76%
Taxable-Equivalent Yield(46.1%)[3,4]	1.00%	N/A	1.41%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         A negative SEC 30-Day Yield results when accrued expenses of the past 30 days exceed the income generated during the past 30 days.
3         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.
4        The Taxable-Equivalent Yield for a Fund’s share class with a negative SEC 30-Day Yield is not provided because it does not represent the yield that must be earned on a taxable investment in order to equal the yield of the Fund on an after-tax basis and therefore does not provide a meaningful comparison of the Fund’s yield against the yield of a taxable investment at the assumed tax rate.

Holding Summaries    as of November 30, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Georgia Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	99.2%
Other Assets Less Liabilities	0.8%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Georgia	99.2%
Puerto Rico	0.8%
Total	100%
Portfolio Composition (% of total investments)
Utilities	36.3%
Tax Obligation/General	13.7%
Tax Obligation/Limited	12.2%
Education and Civic Organizations	11.1%
Health Care	9.9%
U.S. Guaranteed	9.3%
Transportation	5.4%
Other	2.1%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	9.5%
AAA	4.2%
AA	51.8%
A	24.6%
BBB	8.9%
N/R (not rated)	1.0%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Georgia personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Holding Summaries    as of November 30, 2021 (continued)
Nuveen Louisiana Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	93.5%
Common Stocks	2.1%
Other Assets Less Liabilities	4.4%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Louisiana	82.9%
Puerto Rico	5.0%
Guam	4.5%
Ohio	2.7%
New York	1.1%
Iowa	0.8%
Colorado	0.6%
Virginia	0.5%
Texas	0.5%
Missouri	0.4%
Illinois	0.2%
California	0.2%
Virgin Islands	0.2%
Wisconsin	0.2%
Minnesota	0.1%
New Jersey	0.1%
Pennsylvania	0.0%
Total	100%
Portfolio Composition (% of total investments)
Education and Civic Organizations	19.7%
Tax Obligation/Limited	13.3%
Health Care	13.0%
U.S. Guaranteed	11.8%
Utilities	11.1%
Transportation	9.4%
Tax Obligation/General	7.9%
Other	13.8%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	11.9%
AAA	0.9%
AA	29.1%
A	25.8%
BBB	10.6%
BB or Lower	7.7%
N/R (not rated)	11.8%
N/A (not applicable)	2.2%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Louisiana personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen North Carolina Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	99.9%
Other Assets Less Liabilities	1.3%
Net Assets Plus Floating Rate Obligations	101.2%
Floating Rate Obligations	(1.2)%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
North Carolina	98.1%
Puerto Rico	1.9%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	23.7%
Transportation	15.3%
Education and Civic Organizations	14.2%
Tax Obligation/General	13.9%
Health Care	12.1%
Utilities	10.2%
U.S. Guaranteed	8.0%
Other	2.6%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	6.9%
AAA	15.9%
AA	61.8%
A	6.8%
BBB	5.5%
N/R (not rated)	3.1%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from North Carolina personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2021.
The beginning of the period is June 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Georgia Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,004.30	$1,001.17	$1,006.29
Expenses Incurred During the Period	$ 4.12	$ 8.13	$ 3.12
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.96	$1,016.95	$1,021.96
Expenses Incurred During the Period	$ 4.15	$ 8.19	$ 3.14
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62% and 0.62% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Louisiana Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,015.63	$1,011.52	$1,016.63
Expenses Incurred During the Period	$ 3.99	$ 8.02	$ 2.98
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.11	$1,017.10	$1,022.11
Expenses Incurred During the Period	$ 4.00	$ 8.04	$ 2.99
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen North Carolina Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,003.60	$ 999.64	$1,004.64
Expenses Incurred During the Period	$ 3.82	$ 7.82	$ 2.81
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.26	$1,017.25	$1,022.26
Expenses Incurred During the Period	$ 3.85	$ 7.89	$ 2.84
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.56% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.2%
	MUNICIPAL BONDS – 99.2%
	Education and Civic Organizations – 11.0%
$ 1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	$1,137,870
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	2,292,860
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44	3/29 at 100.00	A2	2,395,080
2,750	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Refunding Series 2017B, 5.000%, 7/01/40	7/27 at 100.00	A+	3,306,325
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Green Series 2019B, 5.000%, 9/01/48	9/29 at 100.00	AA	3,761,970
4,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	4,736,360
1,500	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2019A, 5.000%, 9/01/39	9/29 at 100.00	AA	1,908,510
75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa1	77,888
605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa1	680,794
830	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2021, 4.000%, 10/01/50	10/31 at 100.00	Baa1	966,187
2,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Savannah State University Projects, Refunding & Improvement Series 2021B, 4.000%, 6/15/44	6/31 at 100.00	A+	2,340,900
1,395	Savannah Economic Development Authority, Georgia, Revenue Bonds, Savannah State University Projects, Refunding Series 2021, 4.000%, 6/15/40	6/31 at 100.00	A+	1,674,042
21,155	Total Education and Civic Organizations			25,278,786
	Health Care – 9.8%
3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4), (5)	12/21 at 100.00	N/R	236,944
301	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 10/01/22 (4), (5)	No Opt. Call	N/R	337,845
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc. Project, Series 2019A:
2,590	4.000%, 7/01/44	7/29 at 100.00	AA+	3,020,924
3,000	4.000%, 7/01/49	7/29 at 100.00	AA+	3,475,620
715	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%, 4/01/50	4/30 at 100.00	A	888,745
2,355	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	2,771,081

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,500	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	AA-	$2,879,100
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B:
2,000	5.500%, 2/15/42	2/27 at 100.00	AA	2,409,880
3,000	5.250%, 2/15/45	2/27 at 100.00	AA	3,571,080
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2020A, 4.000%, 2/15/39	2/30 at 100.00	A	2,918,875
22,231	Total Health Care			22,510,094
	Industrials – 2.1%
	Geo. L. Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A:
3,000	4.000%, 1/01/36	1/31 at 100.00	BBB-	3,473,730
1,200	4.000%, 1/01/54	1/31 at 100.00	BBB-	1,362,828
4,200	Total Industrials			4,836,558
	Tax Obligation/General – 13.6%
500	Bleckley County School District, Georgia, General Obligation Bonds, Series 2020, 5.000%, 10/01/42	10/30 at 100.00	Aa1	645,595
450	Bryan County School District, Georgia, General Obligation Bonds, Series 2021, 5.000%, 8/01/25	No Opt. Call	AA+	523,742
880	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%, 7/01/50	7/30 at 100.00	AA	1,034,044
2,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	2,288,140
265	Carroll County, Georgia, General Obligation Bonds, Sales Tax Series 2021, 5.000%, 6/01/27	No Opt. Call	AA	326,165
2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	2,365,660
825	Cherokee County School System, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA+	1,000,758
1,815	Crisp County Hospital Authority, Georgia, Revenue Anticipation Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/51	7/31 at 100.00	A1	2,088,520
4,490	Douglasville Convention and Conference Center Authority, Georgia, Revenue Bonds, Series 2021, 2.250%, 2/01/47	2/31 at 100.00	AA	4,320,727
1,100	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017, 5.000%, 2/01/34 – AGM Insured	2/27 at 100.00	AA	1,316,557
2,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2019, 5.000%, 2/01/41	2/29 at 100.00	AAA	2,520,540
1,000	Henry County School District, Georgia, General Obligation Bonds, Series 2021, 4.000%, 8/01/31	No Opt. Call	AA+	1,256,630
240	Jackson County School District, Georgia, General Obligation Bonds, School Series 2019, 5.000%, 3/01/32	3/29 at 100.00	AA+	305,921
1,360	Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32	10/28 at 100.00	AA	1,620,875

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Lumpkin County School District, Georgia, General Obligation Bonds, Series 2020:
$ 505	4.000%, 12/01/35	12/30 at 100.00	Aa1	$622,241
300	4.000%, 12/01/36	12/30 at 100.00	Aa1	369,072
1,000	Oconee County School District, Georgia, General Obligation Bonds, Series 2021, 5.000%, 3/01/30	No Opt. Call	AA+	1,306,960
1,000	Sumter County School District, Georgia, General Obligation Bonds, Series 2018, 5.500%, 10/01/27	No Opt. Call	Aa1	1,264,350
500	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35	10/29 at 100.00	Aa2	639,475
2,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa1	2,352,960
	Warner Robins Public Facilities Authority, Georgia, Revenue Bonds, Warner Robins Projects, Series 2018:
1,090	5.000%, 7/01/31	7/28 at 100.00	Aa2	1,364,767
1,195	5.000%, 7/01/32	7/28 at 100.00	Aa2	1,493,296
26,515	Total Tax Obligation/General			31,026,995
	Tax Obligation/Limited – 12.1%
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta Parking Facility Project, Series 2017:
1,000	5.000%, 12/01/31	12/27 at 100.00	AA+	1,237,760
1,000	5.000%, 12/01/32	12/27 at 100.00	AA+	1,236,630
1,075	5.000%, 12/01/33	12/27 at 100.00	AA+	1,327,808
1,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44	7/25 at 100.00	A2	1,704,525
2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	A1	2,869,400
425	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2017, 5.000%, 12/01/24	No Opt. Call	A3	479,808
1,055	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/30	1/27 at 100.00	A2	1,250,049
595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A-	635,888
175	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993, 5.625%, 10/01/26 – NPFG Insured	No Opt. Call	Baa2	196,782
150	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	169,461
1,120	Downtown Savannah Authority, Georgia, Revenue Bonds, Chatham County Judical Complex Project, Series 2020, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,333,091
2,260	Downtown Smyrna Development Authority, Georgia, General Obligation Bonds, Series 2005, 5.250%, 2/01/28	No Opt. Call	AAA	2,594,797
1,671	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	1,882,749

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Jefferson Public Building Authority, Georgia, Revenue Bonds, Jackson County Project, Series 2021:
$ 340	4.000%, 3/01/26	No Opt. Call	Aa2	$388,674
610	4.000%, 3/01/27	No Opt. Call	Aa2	713,895
655	4.000%, 3/01/28	No Opt. Call	Aa2	781,991
2,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015A, 5.000%, 7/01/42	7/25 at 100.00	AA+	2,308,840
	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000	5.000%, 7/01/41	7/26 at 100.00	AA+	2,382,240
2,000	5.000%, 7/01/42	7/26 at 100.00	AA+	2,382,880
1,585	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	1,734,006
23,716	Total Tax Obligation/Limited			27,611,274
	Transportation – 5.3%
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	Aa3	2,007,760
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%, 7/01/49 (AMT)	7/29 at 100.00	Aa3	2,282,020
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	Aa3	2,651,034
2,000	5.000%, 1/01/33	1/24 at 100.00	Aa3	2,184,660
	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160	5.000%, 1/01/32	1/25 at 100.00	Baa2	175,280
170	5.000%, 1/01/33	1/25 at 100.00	Baa2	186,092
100	5.000%, 1/01/34	1/25 at 100.00	Baa2	109,394
150	5.000%, 1/01/35	1/25 at 100.00	Baa2	163,959
2,070	Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51	7/31 at 100.00	AA	2,472,491
11,075	Total Transportation			12,232,690
	U.S. Guaranteed – 9.3% (6)
1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 22.619%, 3/01/23 (Pre-refunded 1/01/30), 144A (IF) (7)	1/30 at 0.00	Aa2	2,538,622
1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc., Refunding & Improvement Series 2012A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,003,860
1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,405,488
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31 (Pre-refunded 5/01/24)	5/24 at 100.00	AA+	556,355
1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31 (Pre-refunded 5/01/22)	5/22 at 100.00	AA+	1,402,624

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54 (Pre-refunded 2/15/25)	2/25 at 100.00	AA	$2,294,879
1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37 (Pre-refunded 11/15/22)	11/22 at 100.00	AA-	1,443,149
1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37 (Pre-refunded 2/01/24)	2/24 at 100.00	Aa3	1,101,560
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	A+	2,215,540
4,000	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47 (Pre-refunded 5/01/26)	5/26 at 100.00	Aaa	4,776,840
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38 (Pre-refunded 12/01/22)	12/22 at 100.00	Aa2	848,912
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Project, Refunding Series 2016A:
540	5.000%, 2/01/36 (Pre-refunded 2/01/26)	2/26 at 100.00	Aa2	638,469
800	5.000%, 2/01/37 (Pre-refunded 2/01/26)	2/26 at 100.00	Aa2	945,880
18,215	Total U.S. Guaranteed			21,172,178
	Utilities – 36.0%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	573,370
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Aa2	1,234,780
1,635	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018B, 5.000%, 11/01/47	11/27 at 100.00	Aa2	2,007,355
705	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	Aa2	739,418
2,635	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012, 2.750%, 1/01/52	5/31 at 100.00	AA-	2,669,334
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	1,419,675
2,010	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	2,282,837
2,000	Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	AA-	2,494,480
1,900	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%, 3/01/31	3/27 at 100.00	A2	2,269,949
	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020:
500	5.000%, 3/01/30	No Opt. Call	A2	644,825
1,000	4.000%, 3/01/34	3/30 at 100.00	A2	1,195,540
1,250	4.000%, 3/01/35	3/30 at 100.00	A2	1,491,625
1,000	4.000%, 3/01/40	3/30 at 100.00	A2	1,174,010
3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,145,810
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	12/21 at 100.00	Aa3	2,510,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Etowah Water and Sewer Authority, Georgia, Revenue Bonds, Series 2019:
$ 605	5.000%, 3/01/31 – BAM Insured	3/29 at 100.00	AA	$761,060
2,000	5.000%, 3/01/32 – BAM Insured	3/29 at 100.00	AA	2,509,680
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,049,260
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A1	2,092,480
1,500	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/56	7/28 at 100.00	A	1,819,095
3,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2019B, 5.000%, 1/01/48	7/28 at 100.00	BBB+	3,648,660
1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/28 – AGM Insured	1/23 at 100.00	AA	1,259,124
550	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2021, 5.000%, 2/01/25	No Opt. Call	Aa2	628,722
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,015,160
	Jackson County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2021:
500	4.000%, 9/01/38 – BAM Insured	9/31 at 100.00	AA	610,065
500	4.000%, 9/01/41 – BAM Insured	9/31 at 100.00	AA	605,500
320	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2020B, 4.000%, 10/01/39	10/30 at 100.00	Aa1	389,949
2,315	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A+	2,346,368
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
360	5.500%, 9/15/23	No Opt. Call	A+	392,342
2,630	5.500%, 9/15/27	No Opt. Call	A+	3,262,173
2,750	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/49	No Opt. Call	A3	4,114,220
1,525	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa2	1,677,027
2,000	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48 (Mandatory Put 9/01/23)	6/23 at 100.40	Aa2	2,116,080
1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, First Series 1995, 2.250%, 7/01/25	6/24 at 100.00	A-	1,041,590
3,325	Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	AA	3,939,526
2,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A, 5.000%, 1/01/49	7/28 at 100.00	A	2,431,900
1,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2021A, 4.000%, 1/01/51	1/30 at 100.00	A	1,140,280

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2021A:
$ 905	5.000%, 1/01/56	1/30 at 100.00	BBB+	$1,096,634
2,405	5.000%, 1/01/63	1/30 at 100.00	BBB+	2,914,259
3,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A2	2,813,195
2,435	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	A2	3,066,688
500	Rockdale County, Georgia, Water and Sewerage Revenue Bonds, Series 2020, 5.000%, 7/01/31	7/30 at 100.00	Aa2	658,370
1,500	Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/44	4/29 at 100.00	AA	1,740,690
1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,091,570
2,000	Warner Robins, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 7/01/50	7/30 at 100.00	Aa3	2,355,320
71,620	Total Utilities			82,440,320
$ 198,727	Total Long-Term Investments (cost $216,448,933)			227,108,895
	Other Assets Less Liabilities – 0.8%			1,860,333
	Net Assets – 100%			$ 228,969,228
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
See accompanying notes to financial statements.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.6%
	MUNICIPAL BONDS – 93.5%
	Consumer Staples – 4.4%
$ 5,320	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	$5,485,399
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	511,060
665	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	12/21 at 100.00	N/R	665,379
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	350,570
2,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A-	2,834,334
200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	233,332
1,160	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,278,621
10,825	Total Consumer Staples			11,358,695
	Education and Civic Organizations – 18.8%
1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,018,600
1,025	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	1,176,044
815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	846,369
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding Series 2021:
500	4.000%, 10/01/40 – AGM Insured	10/30 at 100.00	AA	583,785
720	4.000%, 10/01/42 – AGM Insured	10/30 at 100.00	AA	834,041
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking Project, Series 2018, 5.000%, 10/01/48 – AGM Insured	10/27 at 100.00	AA	3,594,600
1,030	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc.- Student Union/University Facilities Project, Series 2021, 4.000%, 10/01/39 – AGM Insured	10/30 at 100.00	AA	1,205,605
750	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin Cajun Facilities, Inc., Lewis Street Parking Garage Project, Refunding Series 2021, 4.000%, 10/01/42 – AGM Insured	10/30 at 100.00	AA	868,792

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities, 5.000%, 10/01/34 – AGM Insured	10/25 at 100.00	AA	$1,158,110
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Refunding, 5.000%, 7/01/33	7/23 at 100.00	A3	2,121,000
1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Faciliites, Inc. Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,232,505
2,385	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Nicholls State University Student Recreation Center/NSU Facilities Corporation Project, Refunding, 4.000%, 10/01/38	10/30 at 100.00	BBB	2,621,783
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 – AGM Insured	10/27 at 100.00	AA	2,436,280
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 – AGM Insured	8/27 at 100.00	AA	1,792,005
1,300	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A	6/27 at 100.00	N/R	1,378,052
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Loyola University of New Orleans Project, Series 2021:
1,275	4.000%, 10/01/40	10/31 at 100.00	Baa1	1,478,452
20	4.000%, 10/01/41	10/31 at 100.00	Baa1	23,132
3,350	4.000%, 10/01/51	10/31 at 100.00	Baa1	3,822,149
220	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2017A, 5.000%, 12/15/30	12/27 at 100.00	A	269,909
2,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2020A, 4.000%, 4/01/40	4/30 at 100.00	A	2,341,140
1,680	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,764,773
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase II Project, Series 2017:
200	5.000%, 7/01/42	7/27 at 100.00	A	232,448
1,500	5.000%, 7/01/47	7/27 at 100.00	A	1,733,040
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase III Project, Series 2019A:
2,365	4.000%, 7/01/54	7/29 at 100.00	A	2,657,148
2,595	5.000%, 7/01/59	7/29 at 100.00	A	3,115,765
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A:
1,500	5.000%, 7/01/46	7/26 at 100.00	A	1,693,890
1,910	5.000%, 7/01/56	7/26 at 100.00	A	2,151,539

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (4)	7/27 at 100.00	Caa1	$960,000
1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,038,850
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,578,405
800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	885,896
43,195	Total Education and Civic Organizations			48,614,107
	Energy – 0.6%
1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	1,231,744
175	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	178,216
1,385	Total Energy			1,409,960
	Health Care – 12.4%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
715	5.000%, 12/01/34	12/29 at 100.00	BB	867,209
2,750	5.000%, 12/01/39	12/29 at 100.00	BB	3,299,780
390	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	485,464
505	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	605,667
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41	10/27 at 100.00	A	3,593,730
2,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus Health, Refunding Series 2019A, 5.000%, 7/01/48	1/29 at 100.00	A+	2,429,140
1,610	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A	1,906,127
1,240	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25	No Opt. Call	A2	1,372,283
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,187,180
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode, 5.000%, 6/01/45	6/28 at 100.00	A+	3,602,670
300	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A+	345,405
200	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A	225,948

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
$ 310	5.000%, 7/01/31	No Opt. Call	N/R	$399,826
1,000	5.000%, 7/01/32	7/31 at 100.00	N/R	1,282,220
	Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series 2018A:
1,715	5.000%, 7/01/36	7/28 at 100.00	AA-	2,090,688
1,400	5.000%, 7/01/37	7/28 at 100.00	AA-	1,703,716
1,000	4.000%, 7/01/43	7/28 at 100.00	AA-	1,130,200
	Saint Tammany Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, Series 2021:
1,305	4.000%, 3/01/38 – BAM Insured	3/31 at 100.00	AA	1,540,383
1,430	4.000%, 3/01/40 – BAM Insured	3/31 at 100.00	AA	1,681,294
1,000	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Health System Project, Refunding Series 2021, 4.000%, 2/01/39	2/31 at 100.00	A-	1,174,550
1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A	1,122,758
26,955	Total Health Care			32,046,238
	Housing/Multifamily – 1.2%
1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	12/21 at 100.00	AA+	1,874,507
1,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident Group - HSC Properties Inc - LSU Health Foundation, New Orleans Project, Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A	1/30 at 100.00	N/R	1,146,500
2,870	Total Housing/Multifamily			3,021,007
	Housing/Single Family – 2.0%
2,065	Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2020B, 3.500%, 6/01/50	6/29 at 101.21	Aaa	2,251,656
2,630	Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2021D, 3.250%, 12/01/52 (WI/DD, Settling 12/14/21)	6/30 at 100.00	N/R	2,878,561
4,695	Total Housing/Single Family			5,130,217
	Industrials – 2.8%
835	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	851,667
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	1,077,620
40	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	42,703
235	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	280,738

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$ 285	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A	11/29 at 100.00	N/R	$308,698
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A	11/29 at 100.00	N/R	107,610
105	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	115,700
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A	11/29 at 100.00	N/R	2,102,960
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100	5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	117,454
100	5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	114,413
1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)	No Opt. Call	N/R	10
200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	218,562
1,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	1,322,760
205	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	270,944
250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	253,702
7,455	Total Industrials			7,185,541
	Long-Term Care – 1.2%
2,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, The Glen Retirement System Project, Series 2019A, 5.000%, 1/01/49	1/26 at 103.00	N/R	2,738,904
400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	431,236
3,200	Total Long-Term Care			3,170,140
	Materials – 1.1%
2,570	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	2,821,552
	Tax Obligation/General – 7.5%
	Calcasieu Parish School District 23, Louisiana, General Obligation Bonds, Public School Improvement Series 2019:
1,055	4.000%, 9/01/37 – BAM Insured	9/29 at 100.00	AA	1,232,694
1,600	4.000%, 9/01/38 – BAM Insured	9/29 at 100.00	AA	1,860,112

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Cameron Parish School District 15, Louisiana, General Obligtion Bonds, Series 2021:
$ 265	4.000%, 10/01/37	10/30 at 100.00	BBB	$294,924
350	4.000%, 10/01/39	10/30 at 100.00	BBB	379,680
425	4.000%, 10/01/40	10/30 at 100.00	BBB	459,905
	Livingston Parish School District 1, Louisana, General Obligation Bonds, Series 2021:
1,050	4.000%, 5/01/38 – BAM Insured	5/31 at 100.00	AA	1,262,593
545	4.000%, 5/01/39 – BAM Insured	5/31 at 100.00	AA	653,929
1,000	4.000%, 5/01/41 – BAM Insured	5/31 at 100.00	AA	1,194,710
	New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2021A:
1,720	5.000%, 12/01/37	12/30 at 100.00	A+	2,221,122
2,000	5.000%, 12/01/46	12/30 at 100.00	A+	2,537,680
735	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	735,000
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125	5.000%, 12/01/27	12/25 at 100.00	A+	146,069
525	5.000%, 12/01/29	12/25 at 100.00	A+	612,743
350	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A2	350,000
5,475	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	5,517,267
17,220	Total Tax Obligation/General			19,458,428
	Tax Obligation/Limited – 12.7%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
130	5.000%, 11/15/33	11/25 at 100.00	BB	147,532
1,040	5.000%, 11/15/34	11/25 at 100.00	BB	1,179,027
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,128,740
170	4.000%, 11/15/39	11/25 at 100.00	BB	183,773
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,250	5.000%, 1/01/26	1/22 at 100.00	BB	1,254,800
1,000	5.125%, 1/01/42	1/22 at 100.00	BB	1,003,940
30	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	30,115
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/26	No Opt. Call	BB	1,190,880
1,000	5.000%, 12/01/34	12/26 at 100.00	BB	1,162,410
3,000	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	3,684,780
	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B:
2,000	4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	2,395,980
5,000	4.000%, 12/01/42 – AGM Insured	12/29 at 100.00	AA	5,946,450
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/26	No Opt. Call	A1	592,628

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA	$1,648,055
500	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	BBB+	524,190
675	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	722,952
	Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds, Office of Juvenile Justice Project, Series 2021:
1,435	4.000%, 10/01/38	10/30 at 100.00	A+	1,711,424
1,490	4.000%, 10/01/39	10/30 at 100.00	A+	1,773,383
365	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%, 12/01/27, 144A	No Opt. Call	N/R	373,150
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,079,470
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,720	0.000%, 7/01/31	7/28 at 91.88	N/R	2,185,710
344	0.000%, 7/01/46	7/28 at 41.38	N/R	115,034
	Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds, Series 2019:
750	4.000%, 8/01/37	8/29 at 100.00	AA	906,203
680	4.000%, 8/01/39	8/29 at 100.00	AA	817,129
1,000	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	1,010,350
110	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	117,648
29,629	Total Tax Obligation/Limited			32,885,753
	Transportation – 9.0%
1,410	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,478,568
785	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	886,069
805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	872,998
1,000	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 – AGM Insured	11/25 at 100.00	AA	1,148,920
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,110,830
2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 (AMT)	1/24 at 100.00	AA	2,161,340
1,355	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	1,433,455

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Gilf Opportunity Zone Project, Refunding Series 2019:
$ 200	4.000%, 1/01/37	1/29 at 100.00	A2	$232,116
1,000	4.000%, 1/01/38	1/29 at 100.00	A2	1,158,810
1,015	4.000%, 1/01/39	1/29 at 100.00	A2	1,174,213
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (AMT)	1/25 at 100.00	A2	2,240,200
	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A:
1,300	5.000%, 10/01/43 – AGM Insured	10/28 at 100.00	AA	1,607,008
2,000	5.000%, 10/01/48 – AGM Insured	10/28 at 100.00	AA	2,458,200
840	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	928,637
2,750	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 – AGM Insured (AMT)	4/28 at 100.00	AA	3,234,825
1,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,188,790
20,460	Total Transportation			23,314,979
	U.S. Guaranteed – 11.3% (5)
1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32 (Pre-refunded 5/01/22)	5/22 at 100.00	A-	1,285,137
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39 (Pre-refunded 2/01/25)	2/25 at 100.00	AA-	1,144,840
500	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2019A, 5.000%, 10/01/22 (AMT) (ETM)	No Opt. Call	Baa2	519,095
1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 (Pre-refunded 6/01/23) – AGM Insured	6/23 at 100.00	AA	1,610,235
900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42 (Pre-refunded 3/01/22)	3/22 at 100.00	Aa3	910,818
	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35 (Pre-refunded 10/01/24)	10/24 at 100.00	A+	2,259,020
2,000	5.000%, 10/01/37 (Pre-refunded 10/01/24)	10/24 at 100.00	A+	2,259,020
3,000	5.000%, 10/01/39 (Pre-refunded 10/01/24)	10/24 at 100.00	A+	3,388,530
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39 (Pre-refunded 2/01/24)	2/24 at 100.00	A+	1,652,340
1,575	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41 (Pre-refunded 11/01/25)	11/25 at 100.00	N/R	1,850,452
25	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 (ETM)	No Opt. Call	A2	29,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A:
$ 3,500	5.000%, 6/15/29 (Pre-refunded 6/15/24)	6/24 at 100.00	AA	$3,913,735
1,500	5.000%, 6/15/34 (Pre-refunded 6/15/24)	6/24 at 100.00	AA	1,677,315
1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34 (Pre-refunded 6/01/24)	6/24 at 100.00	A	1,642,710
1,315	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	A	1,518,798
200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34 (Pre-refunded 12/01/24)	12/24 at 100.00	A-	227,220
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (Pre-refunded 4/01/23) (AMT)	4/23 at 100.00	A	1,319,040
500	5.000%, 4/01/32 (Pre-refunded 4/01/23) (AMT)	4/23 at 100.00	A	529,735
1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37 (Pre-refunded 11/01/22)	11/22 at 100.00	AA-	1,565,130
26,520	Total U.S. Guaranteed			29,302,830
	Utilities – 8.5%
1,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	1,938,226
2,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	2,305,680
2,200	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC Project, Refunding Series 2021B, 2.500%, 4/01/36	4/26 at 100.00	A	2,247,916
4,750	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	4,915,917
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B, 4.000%, 6/01/50	6/30 at 100.00	A	1,145,480
2,130	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	2,663
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	1,250
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,014,160
310	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (4)	No Opt. Call	N/R	388
1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	1,541,655
365	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	410,749
1,500	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2020B, 3.000%, 12/01/50	12/30 at 100.00	A-	1,594,935
1,500	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A Refunding, 5.000%, 12/01/32 – BAM Insured	12/28 at 100.00	AA	1,893,675

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B, 5.000%, 12/01/41 – BAM Insured	12/26 at 100.00	AA	$2,373,140
500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	12/21 at 100.00	CCC	491,460
23,420	Total Utilities			21,877,294
$ 220,399	Total Municipal Bonds (cost $229,816,000)			241,596,741

Shares	Description (1)	Value
	COMMON STOCKS – 2.1%
	Electric Utilities – 2.1%
111,006	Energy Harbor Corp, (6), (7), (8)	$ 5,494,797
	Total Common Stocks (cost $2,755,685)	5,494,797
	Total Long-Term Investments (cost $232,571,685)	247,091,538
	Other Assets Less Liabilities – 4.4%	11,385,504
	Net Assets – 100%	$ 258,477,042
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.9%
	MUNICIPAL BONDS – 99.9%
	Education and Civic Organizations – 14.2%
$ 1,995	Appalachian State University, North Carolina, General Revenue Bonds, Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44	5/28 at 100.00	A1	$2,441,581
2,000	Appalachian State University, North Carolina, General Revenue Bonds, Series 2019, 4.000%, 10/01/48	10/29 at 100.00	Aa3	2,316,340
1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A3	1,015,550
2,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	AA-	2,349,360
	Elizabeth City State University, North Carolina, General Revenue Bonds, Series 2019:
620	5.000%, 4/01/26 – AGM Insured	No Opt. Call	AA	728,246
645	5.000%, 4/01/27 – AGM Insured	No Opt. Call	AA	778,599
425	5.000%, 4/01/28 – AGM Insured	No Opt. Call	AA	521,144
465	5.000%, 4/01/29 – AGM Insured	No Opt. Call	AA	580,329
745	5.000%, 4/01/30 – AGM Insured	4/29 at 100.00	AA	924,016
1,500	5.000%, 4/01/40 – AGM Insured	4/29 at 100.00	AA	1,818,255
4,500	North Carolina Agricultural & Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	AA-	5,225,040
1,205	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%, 10/01/31	No Opt. Call	Baa2	1,567,476
2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,021,560
1,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A, 5.000%, 4/01/28	4/23 at 100.00	A-	1,052,590
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016:
800	4.000%, 6/01/33	6/26 at 100.00	BBB+	874,080
685	4.000%, 6/01/34	6/26 at 100.00	BBB+	747,328
5,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2018, 5.000%, 6/01/38	6/26 at 100.00	BBB+	5,684,300
7,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	9,057,300
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
3,140	5.000%, 10/01/26	4/26 at 100.00	A3	3,642,243
3,215	5.000%, 10/01/27	4/26 at 100.00	A3	3,721,041
1,035	North Carolina Central University, General Revenue Bonds, Series 2019, 5.000%, 4/01/38	4/29 at 100.00	A3	1,262,514
1,745	North Carolina State University at Raleigh, General Revenue Bonds, Series 2020A, 5.000%, 10/01/31	4/30 at 100.00	Aa1	2,277,330

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of North Carolina at Chapel Hill, General Revenue Bonds, Series 2021B:
$ 960	5.000%, 12/01/38	12/31 at 100.00	AAA	$1,296,586
2,140	5.000%, 12/01/39	12/31 at 100.00	AAA	2,883,864
5,000	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2017, 5.000%, 6/01/42	6/26 at 100.00	A1	5,893,950
	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2019:
1,025	5.000%, 6/01/30	6/29 at 100.00	A1	1,302,170
1,000	5.000%, 6/01/31	6/29 at 100.00	A1	1,264,750
1,125	5.000%, 6/01/32	6/29 at 100.00	A1	1,419,592
1,180	5.000%, 6/01/33	6/29 at 100.00	A1	1,486,623
1,240	5.000%, 6/01/34	6/29 at 100.00	A1	1,559,635
230	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	Aa3	281,405
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017:
7,515	5.000%, 10/01/42	10/27 at 100.00	Aa3	9,131,927
1,250	5.000%, 10/01/47	10/27 at 100.00	Aa3	1,515,775
4,415	University of North Carolina, Charlotte, General Revenue Bonds, Series 2020A, 4.000%, 10/01/45	10/29 at 100.00	Aa3	5,132,261
	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 4/01/30	4/28 at 100.00	Aa3	1,233,510
835	5.000%, 4/01/31	4/28 at 100.00	Aa3	1,027,442
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,201,529
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,292,318
6,000	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	Aa3	7,252,920
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
1,000	5.000%, 10/01/34	10/29 at 100.00	Aa3	1,278,020
1,275	5.000%, 10/01/35	10/29 at 100.00	Aa3	1,627,384
595	4.000%, 10/01/36	10/29 at 100.00	Aa3	703,909
2,045	4.000%, 10/01/37	10/29 at 100.00	Aa3	2,414,286
	University of North Carolina, Wilmington, General Revenue Bonds, Series 2021:
750	4.000%, 10/01/41	10/29 at 100.00	Aa3	879,090
1,000	4.000%, 10/01/50	10/29 at 100.00	Aa3	1,156,830
4,500	Western Carolina University, North Carolina, General Revenue Bonds, Series 2018, 5.000%, 10/01/43	4/28 at 100.00	Aa3	5,433,660
2,910	Western Carolina University, North Carolina, General Revenue Bonds, Series 2020B, 4.000%, 4/01/45	4/30 at 100.00	Aa3	3,371,701
95,365	Total Education and Civic Organizations			113,647,359

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 12.1%
$ 1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA-	$1,624,302
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
2,000	5.000%, 1/15/25	No Opt. Call	AA-	2,280,620
3,000	5.000%, 1/15/36	1/26 at 100.00	AA-	3,484,650
1,685	5.000%, 1/15/40	1/26 at 100.00	AA-	1,957,212
13,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2021D, 5.000%, 1/15/49 (Mandatory Put 12/01/31)	No Opt. Call	AA-	17,515,160
1,000	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 4.250%, 11/01/32	5/22 at 100.00	BBB	1,008,610
7,480	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49	1/30 at 100.00	AA-	8,526,975
555	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	696,836
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A:
14,905	4.000%, 11/01/49	11/29 at 100.00	AA-	17,388,918
5,000	4.000%, 11/01/52	11/29 at 100.00	AA-	5,822,750
2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	3,358,221
5,860	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	6,676,357
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	AA-	2,085,180
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A+	5,181,650
	North Carolina Medical Care Commission, Health Care Facilities Revenues Bonds, Wake Forest Baptist Obligated Group, Series 2019A:
1,000	5.000%, 12/01/31	12/28 at 100.00	AA-	1,237,170
1,000	5.000%, 12/01/33	12/28 at 100.00	AA-	1,233,470
	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A:
760	5.000%, 2/01/28	No Opt. Call	AA-	944,756
330	5.000%, 2/01/51(Mandatory Put 2/01/26)	2/26 at 100.00	AA-	388,829
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012:
865	5.000%, 6/01/25	6/22 at 100.00	BBB+	884,341
2,000	5.000%, 6/01/32	6/22 at 100.00	BBB+	2,044,220
	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019:
4,010	5.000%, 2/01/45	No Opt. Call	AA	6,087,501
4,060	5.000%, 2/01/49	No Opt. Call	AA	6,389,872
80,075	Total Health Care			96,817,600

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 0.9%
$ 6,545	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-44, 4.000%, 7/01/50	7/29 at 100.00	AA+	$ 7,215,928
	Long-Term Care – 1.5%
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2021A:
280	4.000%, 3/01/29	3/28 at 103.00	N/R	316,588
285	4.000%, 3/01/30	3/28 at 103.00	N/R	322,058
295	4.000%, 3/01/31	3/28 at 103.00	N/R	331,320
550	4.000%, 3/01/41	3/28 at 103.00	N/R	603,108
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, EveryAge, Series 2021A:
1,090	4.000%, 9/01/41	9/28 at 103.00	BBB-	1,231,711
1,970	4.000%, 9/01/47	9/28 at 103.00	BBB-	2,197,082
1,500	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%, 7/01/49	7/26 at 103.00	N/R	1,672,920
950	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%, 9/01/46	9/28 at 103.00	BBB	1,085,128
2,735	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	2,903,558
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2016A:
550	5.000%, 10/01/30	10/26 at 100.00	BBB	642,158
225	5.000%, 10/01/31	10/26 at 100.00	BBB	261,900
725	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39	1/27 at 103.00	N/R	814,842
11,155	Total Long-Term Care			12,382,373
	Materials – 0.2%
1,775	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	1,825,108
	Tax Obligation/General – 13.9%
5,000	Alamance County, North Carolina, General Obligation Bonds, Public Improvement Series 2021, 5.000%, 5/01/30	No Opt. Call	AA	6,563,300
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,197,240
1,250	5.000%, 7/01/30	7/26 at 100.00	AAA	1,493,637
2,000	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2019A, 5.000%, 6/01/34	6/29 at 100.00	AAA	2,566,420
1,000	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2021A, 5.000%, 6/01/32 (WI/DD, Settling 12/02/21)	6/31 at 100.00	AAA	1,352,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
$ 300	5.000%, 6/01/25	No Opt. Call	Aa1	$347,184
1,150	5.000%, 6/01/26	No Opt. Call	Aa1	1,375,285
1,000	5.000%, 6/01/28	6/26 at 100.00	Aa2	1,183,390
1,795	5.000%, 6/01/30	6/26 at 100.00	Aa2	2,136,517
	Durham, North Carolina, General Obligation Bonds, Refunding Series 2021:
575	5.000%, 6/01/28	No Opt. Call	AAA	728,583
750	5.000%, 6/01/31	No Opt. Call	AAA	1,017,548
5,300	Forsyth County, North Carolina, General Obligation Bonds, Public Improvement Series 2021B, 4.000%, 3/01/32	3/31 at 100.00	AAA	6,646,094
2,190	Greensboro, North Carolina, General Obligation Bonds, Refunding Series 2020C, 4.000%, 2/01/26	No Opt. Call	AAA	2,506,148
1,000	Guilford County, North Carolina, General Obligation Bonds, Public Improvement Series 2017B, 5.000%, 5/01/26	No Opt. Call	AAA	1,195,180
2,285	Guilford County, North Carolina, General Obligation Bonds, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	AAA	2,800,999
	Holly Springs, North Carolina, Limited Obligation Bonds, Series 2021:
375	4.000%, 4/01/25	No Opt. Call	AA+	419,351
540	4.000%, 4/01/26	No Opt. Call	AA+	619,817
485	5.000%, 4/01/27	No Opt. Call	AA+	593,077
415	5.000%, 4/01/28	No Opt. Call	AA+	520,070
715	5.000%, 4/01/29	No Opt. Call	AA+	917,552
965	5.000%, 4/01/31	No Opt. Call	AA+	1,292,058
450	5.000%, 4/01/32	4/31 at 100.00	AA+	600,719
1,075	4.000%, 4/01/33	4/31 at 100.00	AA+	1,339,826
500	4.000%, 4/01/34	4/31 at 100.00	AA+	621,950
2,000	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/26	No Opt. Call	AAA	2,435,100
	New Hanover County, North Carolina, General Obligation Bonds, Refunding Series 2021A:
2,715	4.000%, 8/01/27	No Opt. Call	AAA	3,219,528
1,165	4.000%, 8/01/28	No Opt. Call	AAA	1,409,510
760	4.000%, 8/01/29	No Opt. Call	AAA	935,264
600	4.000%, 8/01/30	No Opt. Call	AAA	749,706
	North Carolina State, General Obligation Bonds, Connect NC Public Improvement Series 2019B:
670	5.000%, 6/01/28	No Opt. Call	AAA	848,468
5,000	5.000%, 6/01/29	No Opt. Call	AAA	6,481,750
3,000	5.000%, 6/01/30	6/29 at 100.00	AAA	3,870,840
5,000	North Carolina State, General Obligation Bonds, Connect NC Public Improvement Series 2020A, 5.000%, 6/01/29	No Opt. Call	AAA	6,481,750
4,000	North Carolina State, General Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/23	No Opt. Call	AAA	4,284,040

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	$12,919,872
	Pender County, North Carolina, Limited General Obligation Bonds, Series 2020A:
555	3.000%, 6/01/40	6/30 at 100.00	Aa3	606,942
500	3.000%, 6/01/45	6/30 at 100.00	Aa3	538,530
2,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,415,520
1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	1,441,616
4,740	Wake County, North Carolina, General Obligation Bonds, Public Improvement Series 2021, 5.000%, 4/01/31	No Opt. Call	AAA	6,401,228
500	Wake County, North Carolina, Limited Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/35	12/26 at 100.00	AA+	602,335
	Wake County, North Carolina, Limited Obligation Bonds, Series 2018A:
2,000	5.000%, 8/01/32	8/28 at 100.00	AA+	2,505,000
2,045	5.000%, 8/01/36	8/28 at 100.00	AA+	2,569,195
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2019, 5.000%, 9/01/36	9/29 at 100.00	AA+	2,567,040
3,500	Wake County, North Carolina, Limited Obligation Bonds, Series 2021, 4.000%, 3/01/33	3/31 at 100.00	AA+	4,369,435
2,060	Wilmington, North Carolina, General Obligation Bonds, Series 2021A, 5.000%, 5/01/31	No Opt. Call	AAA	2,789,528
	Winston-Salem, North Carolina, General Obligation Bonds, Refunding Series 2020D:
150	5.000%, 6/01/26	No Opt. Call	AAA	179,754
200	5.000%, 6/01/27	No Opt. Call	AAA	246,892
175	5.000%, 6/01/28	No Opt. Call	AAA	221,743
250	5.000%, 6/01/29	No Opt. Call	AAA	324,508
290	5.000%, 6/01/31	No Opt. Call	AAA	393,765
90,820	Total Tax Obligation/General			111,843,724
	Tax Obligation/Limited – 23.6%
	Asheville, North Carolina, Special Obligation Bonds, Series 2021:
830	5.000%, 4/01/27	No Opt. Call	AA	1,016,418
1,530	5.000%, 4/01/29	No Opt. Call	AA	1,965,928
650	5.000%, 4/01/30	No Opt. Call	AA	853,489
655	5.000%, 4/01/31	No Opt. Call	AA	879,049
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,438,900
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,581,814
	Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400	5.000%, 4/01/29	4/27 at 100.00	Aa3	483,896
100	5.000%, 4/01/31	4/27 at 100.00	Aa3	120,554
	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2019A:
1,010	5.000%, 6/01/40	6/29 at 100.00	AA+	1,276,377
3,500	5.000%, 6/01/44	6/29 at 100.00	AA+	4,426,415

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Charlotte, North Carolina, Certificates of Participation, Government Facilities & Equipment, Series 2021B:
$ 990	5.000%, 12/01/29	No Opt. Call	AA+	$1,288,495
5,060	5.000%, 12/01/30	No Opt. Call	AA+	6,734,506
3,345	5.000%, 12/01/31	No Opt. Call	AA+	4,544,216
	Charlotte, North Carolina, Certificates of Participation, Refunding Cultural Arts Facilities Series 2019B:
4,080	5.000%, 6/01/35	6/29 at 100.00	AA+	5,193,962
1,930	5.000%, 6/01/37	6/29 at 100.00	AA+	2,447,587
2,450	4.000%, 6/01/38	6/29 at 100.00	AA+	2,913,957
2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,832,053
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2020:
645	5.000%, 12/01/28	No Opt. Call	AAA	828,593
710	5.000%, 12/01/30	No Opt. Call	AAA	952,863
520	5.000%, 12/01/31	12/30 at 100.00	AAA	695,562
800	5.000%, 12/01/32	12/30 at 100.00	AAA	1,067,088
625	4.000%, 12/01/34	12/30 at 100.00	AAA	775,938
	Chatham County, North Carolina, Limited Obligation Bonds, Series 2021A:
275	5.000%, 11/01/31	No Opt. Call	AA+	373,227
325	5.000%, 11/01/33	11/31 at 100.00	AA+	437,801
575	5.000%, 11/01/34	11/31 at 100.00	AA+	771,495
	Cumberland County, North Carolina, Limited Obligation Bonds, Series 2021:
500	4.000%, 11/01/28	No Opt. Call	AA	605,565
500	4.000%, 11/01/30	No Opt. Call	AA	624,400
	Dare County, North Carolina, Limited Obligation Bonds, Series 2021A:
500	4.000%, 6/01/22	No Opt. Call	AA	509,545
500	4.000%, 6/01/24	No Opt. Call	AA	545,515
500	4.000%, 6/01/27	No Opt. Call	AA	588,495
500	4.000%, 6/01/29	No Opt. Call	AA	610,385
	Davidson County, North Carolina, Limited Obligation Bonds, Series 2020:
500	4.000%, 6/01/38	6/30 at 100.00	Aa2	602,165
500	4.000%, 6/01/39	6/30 at 100.00	Aa2	600,965
	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016:
1,475	5.000%, 4/01/32	4/26 at 100.00	A+	1,700,321
1,000	5.000%, 4/01/34	4/26 at 100.00	A+	1,150,480
1,265	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	AA+	1,528,019

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Henderson County, North Carolina, Limited Obligation Bonds, Series 2021:
$ 430	4.000%, 6/01/25	No Opt. Call	AA	$483,049
160	4.000%, 6/01/26	No Opt. Call	AA	184,405
265	4.000%, 6/01/28	No Opt. Call	AA	318,649
335	4.000%, 6/01/30	No Opt. Call	AA	415,889
200	4.000%, 6/01/32	6/31 at 100.00	AA	250,938
420	4.000%, 6/01/33	6/31 at 100.00	AA	525,911
341	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	350,077
	Hoke County, North Carolina, Limited General Obligation Bonds, Series 2021:
400	5.000%, 6/01/27	No Opt. Call	Aa3	489,420
500	5.000%, 6/01/28	No Opt. Call	Aa3	626,705
495	5.000%, 6/01/29	No Opt. Call	Aa3	634,669
695	5.000%, 6/01/30	No Opt. Call	Aa3	909,352
400	5.000%, 6/01/31	No Opt. Call	Aa3	535,008
1,820	4.000%, 6/01/32	6/31 at 100.00	Aa3	2,254,015
1,835	4.000%, 6/01/33	6/31 at 100.00	Aa3	2,266,207
1,090	4.000%, 6/01/34	6/31 at 100.00	Aa3	1,343,338
	Johnston County Finance Corporation, North Carolina, Limited Obligation Bonds, Series 2020A:
1,145	5.000%, 4/01/31	4/30 at 100.00	AA	1,498,736
800	5.000%, 4/01/32	4/30 at 100.00	AA	1,042,104
555	5.000%, 4/01/33	4/30 at 100.00	AA	721,655
1,000	3.000%, 4/01/38	4/30 at 100.00	AA	1,114,800
	Moore County, North Carolina, Limited Obligation Bonds, Series 2021:
480	5.000%, 6/01/31	No Opt. Call	AA	646,090
775	4.000%, 6/01/33	6/31 at 100.00	AA	966,495
	Mooresville, North Carolina, Limited Obligation Bonds, Series 2020A:
350	4.000%, 10/01/27	No Opt. Call	AA	414,687
300	4.000%, 10/01/28	No Opt. Call	AA	362,121
280	4.000%, 10/01/29	No Opt. Call	AA	343,591
220	4.000%, 10/01/30	No Opt. Call	AA	274,168
125	4.000%, 10/01/32	10/30 at 100.00	AA	154,605
150	4.000%, 10/01/33	10/30 at 100.00	AA	185,201
700	3.000%, 10/01/36	10/30 at 100.00	AA	788,242
	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015:
465	4.375%, 3/01/25, 144A	No Opt. Call	N/R	475,500
1,600	5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,655,344
3,620	New Hanover County, North Carolina, Limited Obligation Bonds, New Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29	No Opt. Call	AA+	4,688,334

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 4,500	North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series 2021, 5.000%, 3/01/31	No Opt. Call	AA	$5,976,810
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,551,850
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
12,690	5.000%, 5/01/29	5/27 at 100.00	AA+	15,527,992
8,950	5.000%, 5/01/30	5/27 at 100.00	AA+	10,927,502
	North Carolina State, Limited Obligation Bonds, Series 2019A:
2,500	5.000%, 5/01/31	5/29 at 100.00	AA+	3,204,400
2,500	5.000%, 5/01/32	5/29 at 100.00	AA+	3,194,800
	North Carolina State, Limited Obligation Bonds, Series 2020B:
7,600	5.000%, 5/01/28	No Opt. Call	AA+	9,565,816
4,125	5.000%, 5/01/30	No Opt. Call	AA+	5,426,355
2,000	5.000%, 5/01/32	5/30 at 100.00	AA+	2,619,960
5,775	4.000%, 5/01/35	5/30 at 100.00	AA+	7,064,269
1,000	Onslow County, North Carolina, Limited Obligation Bonds, Series 2016, 5.000%, 10/01/27	10/26 at 100.00	Aa2	1,200,510
	Orange County, North Carolina, Limited Obligation Bonds, Series 2021A:
500	5.000%, 11/15/25	No Opt. Call	AA+	587,980
375	5.000%, 11/15/26	No Opt. Call	AA+	454,733
700	5.000%, 11/15/27	No Opt. Call	AA+	871,038
500	5.000%, 11/15/28	No Opt. Call	AA+	637,335
11,946	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	13,069,043
2,200	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	2,499,046
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	512,002
750	5.000%, 10/01/34	10/24 at 100.00	AA+	843,960
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2020A:
1,000	2.125%, 6/01/37	6/30 at 100.00	AA+	1,014,220
1,000	2.250%, 6/01/39	6/30 at 100.00	AA+	1,016,000
1,000	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/29	5/26 at 100.00	AA+	1,175,420
2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Refunding Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,156,529
2,445	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	2,835,393
	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017:
300	5.000%, 9/01/29	9/27 at 100.00	A1	364,041
3,570	5.000%, 9/01/40	9/27 at 100.00	A1	4,346,189

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2017:
$ 500	5.000%, 12/01/30	12/27 at 100.00	A	$604,710
250	5.000%, 12/01/33	12/27 at 100.00	A	300,868
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2018:
660	5.000%, 12/01/33	12/28 at 100.00	A	813,107
690	5.000%, 12/01/35	12/28 at 100.00	A	847,679
1,000	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,190,260
550	Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A, 5.000%, 6/01/25	No Opt. Call	AA+	637,126
155,807	Total Tax Obligation/Limited			189,922,286
	Transportation – 15.3%
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	Aa3	4,461,640
5,000	5.000%, 7/01/33	7/24 at 100.00	Aa3	5,570,200
4,935	5.000%, 7/01/34	7/24 at 100.00	Aa3	5,492,408
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,925	5.000%, 7/01/42	7/27 at 100.00	Aa3	2,355,815
6,610	5.000%, 7/01/47	7/27 at 100.00	Aa3	8,064,993
3,500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	Aa3	4,060,700
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500	5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	1,656,645
11,170	5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	12,190,603
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
865	0.000%, 7/01/27	7/26 at 96.08	BBB	765,179
880	0.000%, 7/01/29	7/26 at 87.76	BBB	704,607
175	0.000%, 7/01/32	7/26 at 75.72	BBB	119,858
1,500	0.000%, 7/01/34	7/26 at 68.37	BBB	924,270
2,905	0.000%, 7/01/35	7/26 at 64.91	BBB	1,697,711
3,735	0.000%, 7/01/38	7/26 at 55.68	BBB	1,860,291
3,995	0.000%, 7/01/39	7/26 at 52.96	BBB	1,889,475
2,385	0.000%, 7/01/40	7/26 at 50.36	BBB	1,071,581
1,200	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB	1,360,656
15,500	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/47	1/30 at 58.00	AA+	7,472,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017:
$ 1,000	5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	$1,197,300
1,415	5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	AA	1,686,638
4,625	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018A, 4.000%, 1/01/33	1/28 at 100.00	AA+	5,439,879
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	56,050
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	2,929,830
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	16,040,310
20,150	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	14,742,747
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	11,094,145
4,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 – AGM Insured	1/30 at 100.00	AA	5,003,960
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
1,225	5.000%, 5/01/29	5/25 at 100.00	Aa3	1,405,932
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	343,980
790	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A, 5.000%, 5/01/36 (AMT)	5/30 at 100.00	Aa3	998,355
145,935	Total Transportation			122,657,998
	U.S. Guaranteed – 8.0% (5)
	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	304,818
350	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	355,621
1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28 (Pre-refunded 4/01/22)	4/22 at 100.00	AA-	1,488,528
1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40 (Pre-refunded 6/01/24)	6/24 at 100.00	AA+	1,356,438
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017:
400	4.000%, 12/01/38 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	466,700
1,700	5.000%, 12/01/41 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	2,067,013
2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41 (Pre-refunded 10/01/23)	10/23 at 100.00	AA-	2,817,054
2,535	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42 (Pre-refunded 4/01/28)	4/28 at 100.00	AA+	3,185,684
	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017:
2,895	5.000%, 10/01/35 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R	3,565,135
2,990	5.000%, 10/01/42 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R	3,682,125
960	5.000%, 10/01/47 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R	1,182,221

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
$ 5,000	5.000%, 10/01/41 (Pre-refunded 10/01/25)	10/25 at 100.00	AA+	$5,858,150
9,420	5.000%, 10/01/55 (Pre-refunded 10/01/25)	10/25 at 100.00	AA+	11,036,754
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
15	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	15,071
520	6.000%, 1/01/22 – RAAI Insured (ETM)	No Opt. Call	AA	522,460
310	6.000%, 1/01/26 (ETM)	No Opt. Call	N/R	378,522
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A:
2,200	5.000%, 10/01/25 (Pre-refunded 10/01/22)	10/22 at 100.00	A3	2,288,220
2,300	5.000%, 10/01/26 (Pre-refunded 10/01/22)	10/22 at 100.00	A3	2,392,230
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2	768,075
380	5.000%, 6/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2	389,158
3,000	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2	3,072,300
2,750	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/23)	10/23 at 100.00	Aa1	2,987,985
1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	1,467,429
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	5,298,700
4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45 (Pre-refunded 4/01/25)	4/25 at 100.00	Aa3	5,277,903
1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31 (Pre-refunded 4/01/24)	4/24 at 100.00	Aa3	2,190,295
57,065	Total U.S. Guaranteed			64,414,589
	Utilities – 10.2%
5,575	Asheville, North Carolina, Water System Revenue Bonds, Refunding Green Series 2021, 2.250%, 8/01/46	8/31 at 100.00	AA+	5,484,852
	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2020:
1,350	5.000%, 4/01/31	4/30 at 100.00	AA-	1,754,608
800	5.000%, 4/01/32	4/30 at 100.00	AA-	1,036,960
2,115	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44	8/29 at 100.00	AA+	2,498,894
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2020B:
500	5.000%, 12/01/27	No Opt. Call	AAA	625,550
410	5.000%, 12/01/29	No Opt. Call	AAA	537,284
940	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/32	7/25 at 100.00	AAA	1,088,746

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 500	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018, 5.000%, 7/01/44	7/28 at 100.00	AAA	$624,705
1,000	Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/33	6/26 at 100.00	AA+	1,185,850
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017B:
1,815	5.000%, 12/01/26	No Opt. Call	AAA	2,208,855
1,000	5.000%, 12/01/27	No Opt. Call	AAA	1,249,760
2,535	5.000%, 12/01/28	12/27 at 100.00	AAA	3,150,878
5,000	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	AAA	5,733,550
4,500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020A, 4.000%, 6/01/45	6/30 at 100.00	AAA	5,378,985
	Greenville Utilities Commission, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2021A:
500	5.000%, 5/01/28	No Opt. Call	Aa1	628,260
550	5.000%, 5/01/30	No Opt. Call	Aa1	722,997
410	4.000%, 5/01/32	5/31 at 100.00	Aa1	514,476
3,330	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2016, 4.000%, 4/01/46	4/26 at 100.00	Aa1	3,737,758
4,950	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2019, 5.000%, 8/01/44	8/29 at 100.00	Aa1	6,279,570
1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,124,080
600	Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016, 5.250%, 5/01/29	No Opt. Call	Aa3	781,584
	Lincoln County, North Carolina, Enterprise Systems Revenue Bonds, Series 2020:
485	5.000%, 8/01/28	No Opt. Call	AA	613,918
320	5.000%, 8/01/29	No Opt. Call	AA	412,800
400	5.000%, 8/01/30	No Opt. Call	AA	527,108
215	5.000%, 8/01/31	8/30 at 100.00	AA	282,409
255	3.000%, 8/01/32	8/30 at 100.00	AA	287,852
235	3.000%, 8/01/33	8/30 at 100.00	AA	263,973
175	3.000%, 8/01/34	8/30 at 100.00	AA	196,172
250	3.000%, 8/01/35	8/30 at 100.00	AA	279,787
390	3.000%, 8/01/36	8/30 at 100.00	AA	435,599
245	3.000%, 8/01/37	8/30 at 100.00	AA	273,006
480	3.000%, 8/01/39	8/30 at 100.00	AA	530,722
325	3.000%, 8/01/40	8/30 at 100.00	AA	357,331
1,750	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	Aaa	1,948,625
1,430	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017, 5.000%, 3/01/43	3/27 at 100.00	A+	1,719,518

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 740	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	$870,950
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
3,185	5.000%, 6/01/34	6/25 at 100.00	AA	3,639,436
3,345	5.000%, 6/01/35	6/25 at 100.00	AA	3,820,626
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017:
1,215	5.000%, 6/01/27	No Opt. Call	AA	1,477,865
1,335	5.000%, 6/01/28	6/27 at 100.00	AA	1,610,691
1,000	5.000%, 6/01/33	6/27 at 100.00	AA	1,206,610
	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
600	5.000%, 12/01/25	No Opt. Call	Aa3	704,790
940	5.000%, 12/01/28	12/26 at 100.00	Aa3	1,127,004
2,805	Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding Series 2019, 4.000%, 6/01/45	6/29 at 100.00	Aa3	3,257,559
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
1,020	5.000%, 6/01/31	12/25 at 100.00	AA+	1,196,348
500	5.000%, 6/01/32	12/25 at 100.00	AA+	585,465
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2017:
400	5.000%, 6/01/24	No Opt. Call	AA+	446,668
400	5.000%, 6/01/28	6/27 at 100.00	AA+	490,500
1,400	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A, 4.000%, 6/01/44	6/29 at 100.00	AA+	1,651,076
	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2016A:
1,150	5.000%, 6/01/25	No Opt. Call	AAA	1,333,045
2,800	5.000%, 6/01/26	No Opt. Call	AAA	3,355,408
365	5.000%, 6/01/29	6/26 at 100.00	AAA	435,025
69,535	Total Utilities			81,686,088
$ 714,077	Total Long-Term Investments (cost $746,416,948)			802,413,053
	Floating Rate Obligations – (1.2)%			(9,255,000)
	Other Assets Less Liabilities – 1.3%			9,969,487
	Net Assets – 100%			$ 803,127,540

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2021
(Unaudited)
	Georgia	Louisiana	North Carolina
Assets
Long-term investments, at value (cost $216,448,933, $232,571,685 and $746,416,948, respectively)	$227,108,895	$247,091,538	$802,413,053
Cash	—	9,549,256	53,448
Receivable for:
Interest	2,792,358	3,209,525	9,192,932
Investments sold	—	1,763,015	3,000,000
Shares sold	178,520	231,721	758,923
Other assets	3,092	3,092	81,543
Total assets	230,082,865	261,848,147	815,499,899
Liabilities
Cash overdraft	572,633	—	—
Floating rate obligations	—	—	9,255,000
Payable for:
Dividends	67,219	73,186	238,158
Interest	—	—	60,745
Investments purchased - when-issued/delayed-delivery settlement	—	2,872,065	1,348,640
Shares redeemed	246,186	169,276	777,485
Accrued expenses:
Management fees	93,135	104,882	315,091
Trustees fees	2,340	2,598	83,519
12b-1 distribution and service fees	29,049	40,176	55,908
Other	103,075	108,922	237,813
Total liabilities	1,113,637	3,371,105	12,372,359
Commitments and contingencies (as disclosed in Note 8)
Net assets	$228,969,228	$258,477,042	$803,127,540

Class A Shares
Net assets	$149,821,172	$176,560,038	$266,998,958
Shares outstanding	13,419,965	15,109,603	23,527,171
Net asset value ("NAV") per share	$ 11.16	$ 11.69	$ 11.35
Offering price per share (NAV per share plus maximum sales charge of 4.20% of offering price)	$ 11.65	$ 12.20	$ 11.85
Class C Shares
Net assets	$ 5,497,108	$ 13,823,623	$ 14,686,620
Shares outstanding	494,061	1,188,632	1,292,906
NAV and offering price per share	$ 11.13	$ 11.63	$ 11.36
Class I Shares
Net assets	$ 73,650,948	$ 68,093,381	$521,441,962
Shares outstanding	6,613,992	5,813,674	45,754,659
NAV and offering price per share	$ 11.14	$ 11.71	$ 11.40
Fund level net assets consist of:
Capital paid-in	$220,604,878	$247,243,382	$757,032,182
Total distributable earnings	8,364,350	11,233,660	46,095,358
Fund level net assets	$228,969,228	$258,477,042	$803,127,540
Authorized shares - per class	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2021
(Unaudited)
	Georgia	Louisiana	North Carolina
Investment Income	$ 3,131,981	$3,796,386	$ 9,261,655
Expenses
Management fees	566,340	625,183	1,911,911
12b-1 service fees - Class A Shares	149,262	173,243	271,241
12b-1 distribution and service fees - Class C Shares	29,967	68,966	75,425
12b-1 distribution and service fees - Class C2 Shares(1)	50	82	179
Shareholder servicing agent fees	72,598	39,597	183,494
Interest expense	1,265	1,387	39,622
Custodian fees	23,235	24,668	49,909
Professional fees	23,452	23,758	40,218
Trustees fees	3,466	3,829	12,962
Shareholder reporting expenses	11,090	11,768	20,431
Federal and state registration fees	1,677	3,390	2,619
Other	3,271	3,704	3,211
Total expenses	885,673	979,575	2,611,222
Net investment income (loss)	2,246,308	2,816,811	6,650,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	16,734	(56,882)	(199,605)
Change in net unrealized appreciation (depreciation) of investments	(1,134,687)	987,758	(3,587,397)
Net realized and unrealized gain (loss)	(1,117,953)	930,876	(3,787,002)
Net increase (decrease) in net assets from operations	$ 1,128,355	$3,747,687	$ 2,863,431

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

Statement of Changes in Net Assets
	Georgia		Louisiana
	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21
Operations
Net investment income (loss)	$ 2,246,308	$ 4,315,547	$ 2,816,811	$ 5,692,847
Net realized gain (loss) from investments	16,734	(45,747)	(56,882)	31,726
Change in net unrealized appreciation (depreciation) of investments	(1,134,687)	4,968,738	987,758	8,729,387
Net increase (decrease) in net assets from operations	1,128,355	9,238,538	3,747,687	14,453,960
Distributions to Shareholders
Dividends:
Class A Shares	(1,434,841)	(2,748,479)	(1,933,764)	(3,944,489)
Class C Shares	(33,706)	(89,730)	(98,116)	(266,700)
Class C2 Shares(1)	(121)	(32,014)	(206)	(68,450)
Class I Shares	(773,053)	(1,431,225)	(783,584)	(1,436,593)
Decrease in net assets from distributions to shareholders	(2,241,721)	(4,301,448)	(2,815,670)	(5,716,232)
Fund Share Transactions
Proceeds from sale of shares	27,286,090	71,110,014	37,268,537	60,433,851
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,839,899	3,476,871	2,330,771	4,748,929
	29,125,989	74,586,885	39,599,308	65,182,780
Cost of shares redeemed	(19,596,082)	(29,995,797)	(16,825,629)	(36,620,398)
Net increase (decrease) in net assets from Fund share transactions	9,529,907	44,591,088	22,773,679	28,562,382
Net increase (decrease) in net assets	8,416,541	49,528,178	23,705,696	37,300,110
Net assets at the beginning of period	220,552,687	171,024,509	234,771,346	197,471,236
Net assets at the end of period	$228,969,228	$220,552,687	$258,477,042	$234,771,346

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	North Carolina
	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21
Operations
Net investment income (loss)	$ 6,650,433	$ 14,608,602
Net realized gain (loss) from investments	(199,605)	29,941
Change in net unrealized appreciation (depreciation) of investments	(3,587,397)	15,734,777
Net increase (decrease) in net assets from operations	2,863,431	30,373,320
Distributions to Shareholders
Dividends:
Class A Shares	(2,158,130)	(4,739,293)
Class C Shares	(60,628)	(188,485)
Class C2 Shares(1)	(273)	(80,649)
Class I Shares	(4,575,013)	(9,513,799)
Decrease in net assets from distributions to shareholders	(6,794,044)	(14,522,226)
Fund Share Transactions
Proceeds from sale of shares	81,686,353	241,767,303
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,315,177	11,208,233
	87,001,530	252,975,536
Cost of shares redeemed	(60,404,374)	(114,959,879)
Net increase (decrease) in net assets from Fund share transactions	26,597,156	138,015,657
Net increase (decrease) in net assets	22,666,543	153,866,751
Net assets at the beginning of period	780,460,997	626,594,246
Net assets at the end of period	$803,127,540	$ 780,460,997

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

Financial Highlights
Georgia
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2022(e)	$11.22	$0.11	$(0.06)	$ 0.05	$(0.11)	$ —	$(0.11)	$11.16
2021	10.92	0.24	0.30	0.54	(0.24)	—	(0.24)	11.22
2020	10.81	0.27	0.10	0.37	(0.26)	—	(0.26)	10.92
2019	10.53	0.28	0.29	0.57	(0.29)	—	(0.29)	10.81
2018	10.79	0.31	(0.24)	0.07	(0.33)	—	(0.33)	10.53
2017	11.21	0.35	(0.40)	(0.05)	(0.37)	—	(0.37)	10.79
Class C (02/14)
2022(e)	11.18	0.06	(0.05)	0.01	(0.06)	—	(0.06)	11.13
2021	10.88	0.15	0.30	0.45	(0.15)	—	(0.15)	11.18
2020	10.77	0.18	0.10	0.28	(0.17)	—	(0.17)	10.88
2019	10.50	0.20	0.27	0.47	(0.20)	—	(0.20)	10.77
2018	10.74	0.23	(0.23)	—	(0.24)	—	(0.24)	10.50
2017	11.17	0.26	(0.41)	(0.15)	(0.28)	—	(0.28)	10.74
Class I (02/97)
2022(e)	11.19	0.12	(0.05)	0.07	(0.12)	—	(0.12)	11.14
2021	10.89	0.26	0.30	0.56	(0.26)	—	(0.26)	11.19
2020	10.78	0.29	0.10	0.39	(0.28)	—	(0.28)	10.89
2019	10.50	0.30	0.28	0.58	(0.30)	—	(0.30)	10.78
2018	10.75	0.33	(0.24)	0.09	(0.34)	—	(0.34)	10.50
2017	11.18	0.37	(0.42)	(0.05)	(0.38)	—	(0.38)	10.75

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.43%	$149,821	0.82%*	0.82%*	1.93%*	4%
5.01	144,796	0.82	0.82	2.18	2
3.42	107,819	0.83	0.83	2.43	15
5.48	100,544	0.84	0.84	2.68	19
0.63	95,507	0.85	0.83	2.96	19
(0.57)	94,199	0.84	0.82	3.23	20

0.12	5,497	1.62*	1.62*	1.13*	4
4.18	6,343	1.62	1.62	1.39	2
2.59	6,851	1.63	1.63	1.63	15
4.54	6,347	1.64	1.64	1.88	19
(0.03)	8,670	1.65	1.63	2.15	19
(1.39)	9,558	1.64	1.62	2.43	20

0.63	73,651	0.62*	0.62*	2.13*	4
5.23	68,891	0.62	0.62	2.38	2
3.60	52,098	0.63	0.63	2.63	15
5.68	47,268	0.64	0.64	2.87	19
0.89	36,896	0.65	0.63	3.14	19
(0.41)	48,488	0.64	0.62	3.43	20
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Louisiana
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/89)
2022(e)	$11.64	$0.13	$ 0.05	$ 0.18	$(0.13)	$ —	$(0.13)	$11.69
2021	11.17	0.31	0.47	0.78	(0.31)	—	(0.31)	11.64
2020	11.32	0.34	(0.14)	0.20	(0.35)	—	(0.35)	11.17
2019	11.05	0.37	0.26	0.63	(0.36)	—	(0.36)	11.32
2018	11.19	0.38	(0.14)	0.24	(0.38)	—	(0.38)	11.05
2017	11.62	0.40	(0.44)	(0.04)	(0.39)	—	(0.39)	11.19
Class C (02/14)
2022(e)	11.58	0.08	0.05	0.13	(0.08)	—	(0.08)	11.63
2021	11.11	0.22	0.47	0.69	(0.22)	—	(0.22)	11.58
2020	11.26	0.25	(0.15)	0.10	(0.25)	—	(0.25)	11.11
2019	11.00	0.28	0.25	0.53	(0.27)	—	(0.27)	11.26
2018	11.13	0.29	(0.13)	0.16	(0.29)	—	(0.29)	11.00
2017	11.56	0.31	(0.44)	(0.13)	(0.30)	—	(0.30)	11.13
Class I (02/97)
2022(e)	11.66	0.14	0.05	0.19	(0.14)	—	(0.14)	11.71
2021	11.19	0.33	0.47	0.80	(0.33)	—	(0.33)	11.66
2020	11.34	0.36	(0.14)	0.22	(0.37)	—	(0.37)	11.19
2019	11.08	0.40	0.24	0.64	(0.38)	—	(0.38)	11.34
2018	11.22	0.41	(0.15)	0.26	(0.40)	—	(0.40)	11.08
2017	11.64	0.43	(0.44)	(0.01)	(0.41)	—	(0.41)	11.22

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

1.56%	$176,560	0.79%*	0.79%*	2.23%*	5%
7.08	160,148	0.80	0.80	2.70	8
1.73	135,199	0.82	0.81	3.00	8
5.81	110,922	0.85	0.84	3.39	14
2.16	100,312	0.85	0.84	3.45	20
(0.34)	94,149	0.84	0.83	3.57	16

1.15	13,824	1.59*	1.59*	1.43*	5
6.25	13,801	1.60	1.60	1.90	8
0.90	13,866	1.62	1.61	2.20	8
4.88	11,797	1.65	1.64	2.58	14
1.43	10,645	1.65	1.64	2.65	20
(1.14)	9,482	1.64	1.63	2.77	16

1.66	68,093	0.59*	0.59*	2.44*	5
7.29	60,160	0.60	0.60	2.89	8
1.94	43,182	0.62	0.61	3.20	8
5.93	35,521	0.65	0.64	3.58	14
2.37	27,716	0.65	0.64	3.65	20
(0.04)	22,901	0.65	0.64	3.79	16

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
North Carolina
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2022(e)	$11.40	$0.09	$(0.05)	$ 0.04	$(0.09)	$ —	$(0.09)	$11.35
2021	11.14	0.22	0.26	0.48	(0.22)	—	(0.22)	11.40
2020	10.99	0.25	0.15	0.40	(0.25)	—	(0.25)	11.14
2019	10.69	0.28	0.31	0.59	(0.29)	—	(0.29)	10.99
2018	10.94	0.30	(0.24)	0.06	(0.31)	—	(0.31)	10.69
2017	11.21	0.32	(0.27)	0.05	(0.32)	—	(0.32)	10.94
Class C (02/14)
2022(e)	11.41	0.04	(0.04)	—	(0.05)	—	(0.05)	11.36
2021	11.15	0.13	0.26	0.39	(0.13)	—	(0.13)	11.41
2020	11.00	0.16	0.15	0.31	(0.16)	—	(0.16)	11.15
2019	10.69	0.19	0.32	0.51	(0.20)	—	(0.20)	11.00
2018	10.94	0.21	(0.24)	(0.03)	(0.22)	—	(0.22)	10.69
2017	11.20	0.23	(0.26)	(0.03)	(0.23)	—	(0.23)	10.94
Class I (02/97)
2022(e)	11.45	0.10	(0.05)	0.05	(0.10)	—	(0.10)	11.40
2021	11.19	0.25	0.26	0.51	(0.25)	—	(0.25)	11.45
2020	11.04	0.28	0.15	0.43	(0.28)	—	(0.28)	11.19
2019	10.74	0.30	0.31	0.61	(0.31)	—	(0.31)	11.04
2018	10.98	0.32	(0.23)	0.09	(0.33)	—	(0.33)	10.74
2017	11.26	0.34	(0.28)	0.06	(0.34)	—	(0.34)	10.98

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.36%	$266,999	0.77%*	0.76%*	1.56%*	4%
4.36	267,521	0.77	0.76	1.96	10
3.68	212,327	0.80	0.77	2.28	7
5.59	189,556	0.82	0.78	2.59	24
0.55	174,257	0.81	0.78	2.77	19
0.43	166,079	0.79	0.77	2.88	15

(0.04)	14,687	1.57*	1.56*	0.76*	4
3.53	15,194	1.57	1.56	1.18	10
2.85	17,209	1.60	1.57	1.48	7
4.80	17,622	1.62	1.58	1.79	24
(0.28)	19,364	1.61	1.58	1.97	19
(0.30)	20,612	1.59	1.57	2.09	15

0.46	521,442	0.57*	0.56*	1.76*	4
4.56	496,334	0.57	0.56	2.16	10
3.89	388,595	0.60	0.57	2.48	7
5.77	320,072	0.62	0.58	2.80	24
0.87	291,153	0.61	0.58	2.97	19
0.55	287,086	0.59	0.57	3.09	15

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”) and Nuveen North Carolina Municipal Bond Fund (“North Carolina”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is November 30, 2021, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2021 (the "current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge. The Funds issued Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2 Shares converted to Class A Shares after the close of business on June 4, 2021.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investment and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable

Notes to Financial Statements (Unaudited) (continued)
market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Georgia	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$226,534,106	$574,789**	$227,108,895

Louisiana	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$241,596,741	$ —	$241,596,741
Common Stocks	—	5,494,797***	—	5,494,797
Total	$ —	$247,091,538	$ —	$247,091,538

North Carolina	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$802,413,053	$ —	$802,413,053

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds' liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives.

4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	Georgia	Louisiana	North Carolina
Floating rate obligations: self-deposited Inverse Floaters	$ —	$ —	$9,255,000
Floating rate obligations: externally-deposited Inverse Floaters	5,720,000	—	—
Total	$5,720,000	$ —	$9,255,000
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:

Notes to Financial Statements (Unaudited) (continued)
Self-Deposited Inverse Floaters	Georgia	Louisiana	North Carolina
Average floating rate obligations outstanding	$ —	$ —	$9,255,000
Average annual interest rate and fees	—%	—%	0.66%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	Georgia	Louisiana	North Carolina
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$ —	$ —	$9,255,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	5,720,000	—	—
Total	$5,720,000	$ —	$9,255,000
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period, were as follows:
	Georgia	Louisiana	North Carolina
Purchases	$22,138,346	$38,401,926	$70,459,468
Sales and maturities	9,245,536	11,591,206	33,299,431
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/21		Year Ended 5/31/21
Georgia	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,568,861	$ 17,577,403	4,337,863	$ 48,259,947
Class A – automatic conversion of Class C2 Shares	46,535	522,593	8,409	93,397
Class C	8,334	92,746	90,562	1,003,981
Class C2(1)	—	—	1,557	17,070
Class I	812,956	9,093,348	1,955,998	21,735,619
Shares issued to shareholders due to reinvestment of distributions:
Class A	108,499	1,212,862	203,627	2,266,138
Class C	2,816	31,379	7,217	80,029
Class C2(1)	—	—	2,470	27,345
Class I	53,406	595,658	99,354	1,103,359
	2,601,407	29,125,989	6,707,057	74,586,885
Shares redeemed:
Class A	(1,214,749)	(13,552,956)	(1,512,870)	(16,811,764)
Class C	(84,624)	(943,056)	(159,840)	(1,769,961)
Class C2(1)	(1)	(10)	(340,116)	(3,761,151)
Class C2 – automatic conversion to Class A Shares	(46,702)	(522,593)	(8,433)	(93,397)
Class I	(410,157)	(4,577,467)	(680,352)	(7,559,524)
	(1,756,233)	(19,596,082)	(2,701,611)	(29,995,797)
Net increase (decrease)	845,174	$ 9,529,907	4,005,446	$ 44,591,088

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 11/30/21		Year Ended 5/31/21
Louisiana	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,165,161	$ 25,320,954	3,054,961	$ 34,942,186
Class A – automatic conversion of Class C2 Shares	56,975	664,327	1,937	22,270
Class C	112,207	1,305,043	211,714	2,402,302
Class C2(1)	—	—	815	9,161
Class I	853,305	9,978,213	2,007,775	23,057,932
Shares issued to shareholders due to reinvestment of distributions:
Class A	137,945	1,609,102	285,745	3,260,370
Class C	7,703	89,447	20,910	237,299
Class C2(1)	—	—	5,682	64,303
Class I	54,067	632,222	103,741	1,186,957
	3,387,363	39,599,308	5,693,280	65,182,780
Shares redeemed:
Class A	(1,011,835)	(11,793,744)	(1,689,664)	(19,281,624)
Class C	(122,912)	(1,426,724)	(288,771)	(3,277,542)
Class C2(1)	(5)	(59)	(416,914)	(4,730,303)
Class C2 – automatic conversion to Class A Shares	(57,220)	(664,327)	(1,945)	(22,270)
Class I	(251,162)	(2,940,775)	(812,457)	(9,308,659)
	(1,443,134)	(16,825,629)	(3,209,751)	(36,620,398)
Net increase (decrease)	1,944,229	$ 22,773,679	2,483,529	$ 28,562,382

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 11/30/21		Year Ended 5/31/21
North Carolina	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,859,381	$ 21,191,146	8,197,928	$ 92,767,106
Class A – automatic conversion of Class C2 Shares	123,860	1,414,480	146,386	1,652,976
Class C	113,940	1,301,750	159,673	1,812,965
Class C2(1)	—	—	124	1,383
Class I	5,044,138	57,778,977	12,817,328	145,532,873
Shares issued to shareholders due to reinvestment of distributions:
Class A	172,366	1,962,277	375,931	4,249,448
Class C	4,648	52,974	14,266	161,364
Class C2(1)	—	—	6,572	74,219
Class I	288,681	3,299,926	592,245	6,723,202
	7,607,014	87,001,530	22,310,453	252,975,536
Shares redeemed:
Class A	(2,089,583)	(23,744,868)	(4,318,255)	(48,784,959)
Class C	(156,824)	(1,790,712)	(386,122)	(4,376,531)
Class C2(1)	(4)	(48)	(495,848)	(5,595,156)
Class C2 – automatic conversion to Class A Shares	(123,860)	(1,414,480)	(146,299)	(1,652,976)
Class I	(2,922,259)	(33,454,266)	(4,799,245)	(54,550,257)
	(5,292,530)	(60,404,374)	(10,145,769)	(114,959,879)
Net increase (decrease)	2,314,484	$ 26,597,156	12,164,684	$ 138,015,657

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2021.
	Georgia	Louisiana	North Carolina
Tax cost of investments	$216,408,691	$232,292,446	$737,155,745
Gross unrealized:
Appreciation	$ 13,938,490	$ 15,878,675	$ 57,884,489
Depreciation	(3,238,286)	(1,079,583)	(1,882,107)
Net unrealized appreciation (depreciation) of investments	$ 10,700,204	$ 14,799,092	$ 56,002,382
Permanent differences, primarily due to taxable market discount, resulted in reclassifications among the Funds' components of net assets as of May 31, 2021, the Funds' last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2021, the Funds' last tax year end, were as follows:
	Georgia	Louisiana	North Carolina
Undistributed net tax-exempt income[1]	$183,779	$183,738	$349,423
Undistributed net ordinary income[2]	832	141	5,158
Undistributed net long-term capital gains	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2021 through May 31, 2021, and paid on June 1, 2021.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended May 31, 2021 was designated for purposes of the dividends paid deduction as follows:
	Georgia	Louisiana	North Carolina
Distributions from net tax-exempt income	$4,300,075	$5,711,292	$14,507,441
Distributions from net ordinary income[2]	1,373	4,940	14,785
Distributions from net long-term capital gains	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2021, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	Georgia	Louisiana	North Carolina
Not subject to expiration:
Short-term	$1,857,381	$3,027,935	$5,968,444
Long-term	346,040	182,926	2,752,872
Total	$2,203,421	$3,210,861	$8,721,316
During the Funds' last tax year ended May 31, 2021, the following Funds utilized capital loss carryforwards as follows:
	Louisiana	North Carolina
Utilized capital loss carryforwards	$31,726	$39,227
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Notes to Financial Statements (Unaudited) (continued)
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Georgia	Louisiana	North Carolina
For the first $125 million	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2021, the complex-level fee for each Fund was 0.1534%.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Georgia	Louisiana	North Carolina
Sales charges collected	$70,709	$263,428	$66,865
Paid to financial intermediaries	68,884	255,683	63,079
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Georgia	Louisiana	North Carolina
Commission advances	$58,417	$219,180	$51,516
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Georgia	Louisiana	North Carolina
12b-1 fees retained	$3,432	$12,370	$10,248
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Georgia	Louisiana	North Carolina
CDSC retained	$10,023	$33,176	$10,821
8.  Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are each described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

Notes to Financial Statements (Unaudited) (continued)
During the current fiscal period, the following Fund utilized this facility. The Fund's maximum outstanding balance during the utilization period was a follows:
North Carolina
Maximum outstanding balance	$21,500,000
During the Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
North Carolina
Utilization period (days outstanding)	21
Average daily balance outstanding	$4,300,000
Average annual interest rate	1.26%
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Georgia Index: A market value-weighted index designed to measure the performance of the tax-exempt Georgia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Louisiana Index: A market value-weighted index designed to measure the performance of the tax-exempt Louisiana municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond North Carolina Index: A market value-weighted index designed to measure the performance of the tax-exempt North Carolina municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index: A market value-weighted index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Fund's liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund's Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Fund's investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on Illiquid investments.

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
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To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-MS5-1121D1972938-INV-B-01/23

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: February 4, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 4, 2022